Label	Element	Value
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.00%
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $53.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.06 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $55.54 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)